Taxes (Details) - Schedule of Movement of the Valuation Allowance - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of movement of the valuation allowance [Abstract]
Beginning balance	$ 14,248	$ 13,636
Current year addition	965	2,022
Exchange difference	522	(1,410)
Ending balance	$ 15,735	$ 14,248